Earning per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2021
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Year ended December 31,
(in thousands of U.S. dollars, except per unit numbers)	2021	2020	2019
Net income	$59,995	63,145	$52,741
Adjustment for:
Preferred unitholders’ interest in net income	15,508	14,802	13,850
Limited partners' interest in net income	44,487	48,343	38,891
Less: Dividends paid or to be paid (1)	(16,080)	(60,222)	(60,149)
Under (over) distributed earnings	28,407	(11,879)	(21,258)
Under (over) distributed earnings attributable to:
Common units public	15,420	(6,437)	(11,514)
Common units Höegh LNG	12,987	(5,442)	(3,211)
Subordinated units Höegh LNG (4)	—	—	(6,533)
	$28,407	(11,879)	$(21,258)
Basic weighted average units outstanding (in thousands)
Common units public	18,106	18,034	17,986
Common units Höegh LNG	15,257	15,257	7,039
Subordinated units Höegh LNG (4)	—	—	8,218

Diluted weighted average units outstanding (in thousands)
Common units public	18,117	18,037	17,995
Common units Höegh LNG	15,257	15,257	7,039
Subordinated units Höegh LNG (4)	—	—	8,218

Basic and diluted earnings per unit (2):
Common unit public	$1.32	$1.40	$1.12
Common unit Höegh LNG (3)	$1.35	$1.51	$1.84
Subordinated unit Höegh LNG (3) (4)	$—	$—	$0.70
(1)	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.
(2)	Effective March 26, 2020, the Partnership granted 8,100 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, the Partnership granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vested as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vested as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vested as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impacted the diluted weighted average units outstanding. As a result of the resignation of the CEO/CFO of the Partnership in August 2020, a total of 15,378 of the unvested phantom units terminated.
(3)	Includes total amounts attributable to incentive distributions rights of $400, $1,598 and $1,597 for the years ended December 31, 2021, 2020 and 2019, respectively. For the year ended December 31, 2021 and 2020, the full amount was attributable to common units owned by Höegh LNG. For the year ended December 31, 2019, $908 and $688 was attributed to common units owned by Höegh LNG and to subordinated units owned by Höegh LNG, respectively.
(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.